VIRTUS AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Automobiles—1.8%
Tesla, Inc.(1)	30,765	$ 33,152
Communications Equipment—0.7%
Arista Networks, Inc.(1)	5,380	748
F5, Inc.(1)	59,100	12,349
Motorola Solutions, Inc.	1,200	290
		13,387

Electrical Equipment—0.0%
Bloom Energy Corp. Class A(1)	20,855	504
Electronic Equipment, Instruments & Components—0.5%
Flex Ltd.(1)	388,685	7,210
Samsung SDI Co., Ltd.	6,335	3,083
		10,293

Hotels, Restaurants & Leisure—2.4%
Airbnb, Inc. Class A(1)	3,365	578
Booking Holdings, Inc.(1)	8,575	20,138
Expedia Group, Inc.(1)	125,650	24,586
		45,302

Interactive Media & Services—11.4%
Alphabet, Inc. Class C(1)	57,490	160,569
Meta Platforms, Inc. Class A(1)	54,670	12,156
ZoomInfo Technologies, Inc. Class A(1)	749,240	44,760
		217,485

Internet & Direct Marketing Retail—4.7%
Amazon.com, Inc.(1)	27,645	90,121
IT Services—11.4%
DXC Technology Co.(1)	723,290	23,601
Global Payments, Inc.	42,905	5,871
Infosys Ltd. Sponsored ADR	13,690	341
Mastercard, Inc. Class A	140,485	50,206
MongoDB, Inc. Class A(1)	162,345	72,015
Okta, Inc. Class A(1)	103,140	15,570
PayPal Holdings, Inc.(1)	115,470	13,354
Snowflake, Inc. Class A(1)	48,369	11,083
Visa, Inc. Class A	108,280	24,013
		216,054

Media—1.3%
Comcast Corp. Class A	535,385	25,067
Road & Rail—0.8%
Lyft, Inc. Class A(1)	368,480	14,150
	Shares	Value

Semiconductors & Semiconductor Equipment—22.1%
Advanced Micro Devices, Inc.(1)	53,250	$ 5,822
Applied Materials, Inc.	52,280	6,891
ASML Holding N.V. Registered Shares	5,340	3,567
Broadcom, Inc.	82,320	51,835
Infineon Technologies AG	538,125	18,205
KLA Corp.	36,550	13,379
Lam Research Corp.	10,295	5,535
Marvell Technology, Inc.	564,810	40,503
Micron Technology, Inc.	430,245	33,512
Monolithic Power Systems, Inc.	4,235	2,057
NVIDIA Corp.	246,560	67,276
NXP Semiconductors N.V.	126,450	23,403
ON Semiconductor Corp.(1)	1,134,530	71,033
QUALCOMM, Inc.	80,010	12,227
SK Hynix, Inc.	161,811	15,566
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,400	25,585
Teradyne, Inc.	65,970	7,800
Tokyo Electron Ltd.	32,000	16,434
Wolfspeed, Inc.(1)	2,080	237
		420,867

Software—28.8%
Alteryx, Inc. Class A(1)	128,543	9,195
Asana, Inc. Class A(1)	51,400	2,054
Atlassian Corp. plc Class A(1)	123,820	36,382
Crowdstrike Holdings, Inc. Class A(1)	333,930	75,829
Datadog, Inc. Class A(1)	303,695	46,001
Fortinet, Inc.(1)	58,305	19,925
Intuit, Inc.	39,085	18,794
Microsoft Corp.	530,585	163,585
Palo Alto Networks, Inc.(1)	122,925	76,522
Paycom Software, Inc.(1)	43,000	14,894
SentinelOne, Inc. Class A(1)	8,065	312
Smartsheet, Inc. Class A(1)	13,265	727
Trade Desk, Inc. (The) Class A(1)	299,035	20,708
Zscaler, Inc.(1)	263,640	63,611
		548,539

Technology Hardware, Storage & Peripherals—8.4%
Apple, Inc.	479,460	83,719
Hewlett Packard Enterprise Co.	10,436	174
NetApp, Inc.	6,715	557
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Pure Storage, Inc. Class A(1)	519,880	$ 18,357
Samsung Electronics Co., Ltd.	142,383	8,148
Seagate Technology Holdings plc	541,585	48,688
		159,643

Total Common Stocks (Identified Cost $1,319,999)		1,794,564

Total Long-Term Investments—94.3% (Identified Cost $1,319,999)		1,794,564

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	112,663,840	112,664
Total Short-Term Investment (Identified Cost $112,664)		112,664

TOTAL INVESTMENTS—100.2% (Identified Cost $1,432,663)		$1,907,228
Other assets and liabilities, net—(0.2)%		(3,761)
NET ASSETS—100.0%		$1,903,467

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Ireland	3
Netherlands	2
United Kingdom	2
South Korea	1
Taiwan	1
Japan	1
Other	2
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Schedule of Investments

VIRTUS AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,794,564	$1,733,128	$61,436
Money Market Mutual Fund	112,664	112,664	—
Total Investments	$1,907,228	$1,845,792	$61,436
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI TECHNOLOGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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